FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
				         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mary Anderson
Title:	Principal
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


	[SIGNATURE]	   Cleveland,  Ohio	   March 31, 2006

Report Type [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2006


	a.	Other Included Managers 	        0

	b.	Information Table Entry Total	       46

	c.	Information Table Value Total   $ 228,549

		List of Other Included Managers	     None


FORM 13 F
(SEC USE ONLY)

Quarter Ending March 31, 2006
Name of Reporting Manager     First Fiduciary Investment Counsel, Inc.


                                                        MKT
                                   SECURITY             VAL
SECURITY                    TYPE   SYMBOL      CUSIP    x 1000   SHARES

3M COMPANY                 common  mmm       88579y101   7,215    95,325
AMERICAN ELEC PWR          common  aep       025537101     139     4,085
AT&T INC.                  common  t         00206R102   6,750   249,612
AUTOMATIC DATA PROCESSING  common  adp       053015103     142     3,110
BANK OF AMERICA            common  bac       060505104   3,242    71,186
BECTON DICKINSON & CO.     common  bdx       075887109     135     2,200
BP PLC SPONS ADR           common  bp        055622104   7,823   113,481
CITIGROUP                  common  c         172967101     122     2,590
COCA-COLA CO               common  ko        191216100   7,900   188,676
CON AGRA                   common  cag       205887102   3,197   148,985
CON EDISON CO              common  ed        209115104   1,822    41,895
CONOCOPHILLIPS             common  cop       20825c104   3,656    57,898
CORNING INC                common  glw       219350105   4,761   176,850
DOMINION RES INC           common  d         25746u109   1,039    15,050
E I DUPONT DE NEMOURS      common  dd        263534109   7,561   179,124
EMERSON ELECTRIC           common  emr       291011104   8,259    98,751
EXXON MOBIL                common  xom       30231G102   4,385    72,054
FIRST ENERGY               common  fe        337932107     637    13,034
GAP INC                    common  gps       364760108   2,933   157,025
GENERAL ELECTRIC           common  ge        369604103  11,216   322,496
GENERAL MILLS INC          common  gis       370334104   9,167   180,876
HEWLETT-PACKARD            common  hpq       428236103   7,313   222,287
HOME DEPOT INC             common  hd        437076102   7,792   184,206
HONEYWELL INTL             common  hon       438516106   5,475   128,005
INTEL CORP                 common  intc      458140100   4,517   232,140
INTL BUS. MACHINES         common  ibm       459200101     319     3,870
JOHNSON & JOHNSON INC      common  jnj       478160104   8,414   142,084
JP MORGAN CHASE            common  jpm       46625H100   8,804   211,421
KIMBERLY-CLARK             common  kmb       494368103   8,364   144,711
LIMITED BRANDS             common  ltd       532716107   6,317   258,245
LUBRIZOL CORP              common  lz        549271104   5,154   120,270
MARATHON OIL               common  mro       565849106   6,069    79,678
MCDONALDS CORP             common  mcd       580135101   6,927   201,594
MCGRAW HILL INC            common  mhp       580645109     147     2,550
MICROSOFT CORP             common  msft      594918104   7,482   274,970
MOODY'S CORPORATION        common  mco       615369105     137     1,920
MOTOROLA INC               common  mot       620076109   6,550   285,916
NATIONAL CITY              common  ncc       635405103   7,184   205,852
PFIZER INC                 common  pfe       717081103   6,798   272,790
PPG INDUSTRIES INC         common  ppg       693506107   6,297    99,395
PROGRESS ENERGY            common  pgn       743263105     156     3,550
SCHERING PLOUGH            common  sgp       806605101     528    27,809
VERIZON COMM               common  vz        92343V104   6,826   200,401
VF CORP                    common  vfc       918204108   6,756   118,740
WACHOVIA CORP              common  wb        929903102  11,929   212,834
WYETH                      common  wye       983024100     193     3,988

                                                       228,549